Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flow statement supplementary information [Line Items]
Cash flow	€ (496)	€ 848
Withholding tax for share buyback	41	55
Long-term debt
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	7,567	8,111
Cash flow	(53)	(210)
Currency effects and consolidation changes	107	(96)
Other	(74)	(238)
Liabilities arising from financing activities at end of period	7,546	7,567
Bonds | EUR bonds
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	4,569	4,061
Cash flow	340	497
Other	8	11
Liabilities arising from financing activities at end of period	4,917	4,569
Bonds | USD bonds
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	1,325	1,378
Currency effects and consolidation changes	83	(53)
Liabilities arising from financing activities at end of period	1,408	1,325
Leases
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	1,074	1,082
Cash flow	(192)	(200)
Currency effects and consolidation changes	24	(42)
Other	167	235
Liabilities arising from financing activities at end of period	1,073	1,074
Forward contracts long term
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	396	858
Other	(248)	(462)
Liabilities arising from financing activities at end of period	148	396
Bank borrowings
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	203	705
Cash flow	(201)	(502)
Other	(1)
Liabilities arising from financing activities at end of period	1	203
Other long-term debt
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period		28
Cash flow		(5)
Currency effects and consolidation changes		(1)
Other		(22)
Short-term debt
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	122	89
Cash flow	(30)	29
Currency effects and consolidation changes	1	3
Liabilities arising from financing activities at end of period	92	122
Short-term bank borrowings
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	122	89
Cash flow	(31)	46
Currency effects and consolidation changes	1	(14)
Liabilities arising from financing activities at end of period	92	122
Other short-term loans
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	0
Cash flow	1	(17)
Currency effects and consolidation changes		17
Liabilities arising from financing activities at end of period	1	0
Equity
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	656	1,133
Cash flow	413	666
Other	(516)	(1,143)
Liabilities arising from financing activities at end of period	554	656
Dividend payable
Cash flow statement supplementary information [Line Items]
Cash flow	3	4
Other	(3)	(4)
Forward contracts
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	394	858
Other	(251)	(465)
Liabilities arising from financing activities at end of period	143	394
Treasury shares
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities at beginning of period	262	275
Cash flow	410	662
Other	(262)	(675)
Liabilities arising from financing activities at end of period	€ 411	€ 262